Tax assets and liabilities	12 Months Ended
Dec. 31, 2019
Tax assets and liabilities [Abstract]
Tax assets and liabilities

24.   Tax assets and liabilities

a) Income and Social Contribution Taxes

The total charge for the year can be reconciled to accounting profit as follows:

Thousand of reais	2019	2018	2017

Operating Profit Before Tax	22,273,149	15,909,771	14,513,684
Interest on capital (1)	-	(4,080,000)	(3,800,000)
Operating Profit Before Tax	22,273,149	11,829,771	10,713,684
Rates (25% income tax and 15% social contribution tax)	(8,909,260)	(5,323,397)	(4,821,158)
PIS and COFINS (net of income and social contribution taxes) (2) (6)	(1,983,839)	(1,490,190)	(1,427,960)
Non-taxable/Non-deductible:
Equity in affiliates	59,795	29,681	32,198
Goodwill(3)	(137,175)	(101,305)	(669,963)
Exchange variation - foreign branches (4)	715,424	2,792,995	440,857
Net Indeductible Expenses of Non-Taxable Income (6)	214,242	384,554	194,737
Adjustments:
Constitution of income and social contribution taxes on temporary differences	70,223	136,353	1,138,005
Interest on capital (1)	1,064,000	-	-
Effects of change in rate of social contribution taxes (5)	2,796,493	(90,013)	(1,427,667)
Other adjustments	(71,602)	551,469	1,165,315
Income taxes	(5,641,699)	(3,109,853)	(5,375,636)
Of which:
Current tax (6)	(6,692,328)	(4,704,293)	(4,969,241)
Deferred taxes	1,050,629	1,594,440	(406,395)
Taxes paid in the year	(5,301,184)	(3,668,571)	(3,280,230)

(1) Amount distributed to shareholders as interest attributable to shareholders' equity. For accounting purposes, although the interest should be reflected in the income statement for tax deduction, the charge is reversed before the calculation of the net income in the financial statements and deducted from the shareholders' equity since it is considered as dividend.

(2) PIS and COFINS are considered a profit-base component (net basis of certain revenues and expenses), therefore and accordingly to IAS 12 they are recorded as income taxes.

(3) The difference between the tax basis and accounting basis of goodwill on acquisition of Banco ABN Amro Real S.A. is a permanent and definitive difference. Administration in this case the possibility of loss on impairment or disposal is remote and only applies to the entity as a whole and according to the characteristics of the business combination performed, it is not possible to segregate and identify the business originally acquired. Therefore deferred tax liability is not record.

(4) Permanent difference related of foreign currency exchange variation on investments abroad nontaxable/ deductible (see details below).

(5) Effect of the rate differential for other non-financial corporations, with a social contribution rate of 9%, as well as the effect of the additional 5% applicable to financial institutions, valid until the end of 2018.

(6) Includes mainly the tax effect on expenses with donations, revenues from judicial deposit updates and other income and expenses that do not qualify as temporary differences.

Exchange Hedge of Grand Cayman, branch in Luxembourg and of Santander Brasil EFC

Banco Santander operates an agency in the Cayman Islands, a branch in Luxembourg, and a subsidiary called Santander Brasil Establecimiento Financiero de Credito, EFC, or "Santander Brasil EFC" (an independent subsidiary in Spain), which are used primarily to raise funds in the capital and financial markets to provide the Bank with credit lines that are extended to its clients for foreign trade and working capital financing.

To hedge the exposure to exchange rate variations, the Bank uses derivatives and funding (economic hedge). In accordance with Brazilian tax rules, gains or losses arising from the impact of the appreciation or depreciation of the Real on foreign investments are not taxable or deductible for PIS / Cofins / IR / CSLL purposes, while the gains or losses of the derivatives used as hedges are taxable or deductible. The purpose of these derivatives is to protect net income after taxes.

Tax distinct treatment from such exchange rate differences results in volatility in "Operating Income Before Tax" and "Income taxes". The foreign exchange variations recorded as a result of foreign investments in the year ended on December 31, 2019, 2018 and 2017.

	2019	2018	2017
Exchange differences (net)
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	1,512,322	6,673,535	892,863
Gains (losses) on financial assets and liabilities (net)
Result generated by derivative contracts used as hedge	(2,776,601)	(12,540,855)	(1,702,557)
Income Taxes
Tax effect of derivative contracts used as hedge - PIS / COFINS	(106,497)	255,481	80,170
Tax effect of derivative contracts used as hedge - IR / CS	1,370,776	5,611,839	729,524

b) Effective tax rate calculation

The effective tax rate is as follows:

Thousand of reais	2019	2018	2017

Operating Profit Before Tax	22,273,149	15,909,771	14,513,684
Income tax	5,641,699	3,109,853	5,375,636
Effective tax rate	25.33%	19.55%	37.04%

c) Tax recognized in equity

In addition to the income tax recognized in the consolidated income statement, the Bank recognized the following amounts in consolidated equity:

Thousand of reais	2019	2018	2017

Tax credited to equity	3,517,590	2,785,330	3,373,984
Measurement of available-for-sale securities	-	-	1,016,121
Measurement at fair value through other comprehensive income	416,748	369,805	-
Measurement of cash flow hedges	186	2,081	1,063
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	2,538,303	1,851,091	1,794,447
Tax charged to equity	(3,952,457)	(2,168,758)	(2,541,177)
Measurement of available-for-sale securities	-	-	(2,426,459)
Measurement at fair value through other comprehensive income	(3,618,126)	(1,997,600)	-
Measurement of cash flow hedges	(322,080)	(163,038)	(111,134)
Defined benefit plan	(12,251)	(8,120)	(3,584)
Total	(434,867)	616,572	832,807

Relates to deferred taxes recognized in equity due to temporary differences accounted for in equity.

d) Deferred taxes

The detail of the balances of “Tax assets - Deferred” and “Tax liabilities - Deferred” is as follows:

Thousand of reais	2019	2018	2017

Tax assets:	30,295,062	27,680,578	24,778,078
Of which:
Temporary differences (1)	29,565,702	26,416,527	23,375,600
Tax loss carry forwards	367,120	846,587	866,579
Social contribution taxes 18%	362,240	417,464	535,899
Total deferred tax assets	30,295,062	27,680,578	24,778,078

Tax liabilities:	5,540,873	3,031,389	2,496,531
Of which:
Excess depreciation of leased assets	148,839	123,257	124,909
Adjustment to fair value of trading securities and derivatives	5,392,034	2,908,132	2,371,622
Total deferred tax liabilities	5,540,873	3,031,389	2,496,531

(1) Temporary differences relate mainly to impairment losses on loans and receivables and provisions for lawsuits and administrative proceedings, and the effect of the fair value of financial instruments.

The changes in the balances of “Tax Assets - Deferred” and “Tax Liabilities - Deferred” in the last three years were as follows:

Thousand of reais	Balances at December 31, 2018	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2019

Tax assets:	27,680,578	3,693,727	471,499	(1,550,742)	-	30,295,062
Temporary differences	26,416,527	4,240,405	471,499	(1,562,729)	-	29,565,702
Tax loss carry forwards	846,587	(491,454)	-	11,987	-	367,120
Social contribution taxes 18%	417,464	(55,224)	-	-	-	362,240
Tax liabilities:	3,031,389	781,448	1,773,065	(45,029)	-	5,540,873
Temporary differences	3,031,389	781,448	1,773,065	(45,029)	-	5,540,873
Total	24,649,189	2,912,279	(1,301,566)	(1,505,713)	-	24,754,189

Thousand of reais	Balances at December 31, 2017	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2018

Tax assets:	24,778,078	1,674,317	(186,260)	1,369,934	44,509	27,680,578
Temporary differences	23,375,600	1,812,744	(186,260)	1,369,934	44,509	26,416,527
Tax loss carry forwards	866,579	(19,992)	-	-	-	846,587
Social contribution taxes 18%	535,899	(118,435)	-	-	-	417,464
Tax liabilities:	2,496,531	79,877	607,773	(153,623)	831	3,031,389
Temporary differences	2,496,531	79,877	607,773	(153,623)	831	3,031,389
Total	22,281,547	1,594,440	(794,033)	1,523,557	43,678	24,649,189

Thousand of reais	Balances at December 31, 2016	Adjustment to Income	Valuation adjustments (1)	Other (2)	Acquisition / Merger	Balance at December 31, 2017

Tax assets:	24,437,112	668,483	254,733	(620,401)	38,151	24,778,078
Temporary differences	23,398,886	304,231	254,733	(620,401)	38,151	23,375,600
Tax loss carry forwards	382,867	483,712	-	-	-	866,579
Social contribution taxes 18%	655,359	(119,460)	-	-	-	535,899
	1,268,037	262,088	582,363	378,693	5,350	2,496,531
Temporary differences	1,268,037	262,088	582,363	378,693	5,350	2,496,531
Total	23,169,075	406,395	(327,630)	(999,094)	32,801	22,281,547

(1) It relates to deferred taxes recognized in equity due to temporary differences accounted in equity.

(2) In 2019, it mainly refers to net of deferred taxes amounted to R$1,595,773 (2018 - R$1,216,311 and 2017 - R$241,708), which have the same counterparty and realization period.

e) Expected realization of deferred tax assets

	Tax assets				Tax liabilities
Year	Temporary differences	Tax loss carry forwards	Social contribution taxes 18%	Total	Temporary differences	Total

2020	8,945,648	74,742	362,240	9,382,630	1,838,874	1,838,874
2021	8,275,410	43,711	-	8,319,121	1,834,781	1,834,781
2022	7,562,496	22,820	-	7,585,316	1,760,167	1,760,167
2023	819,647	23,194	-	842,841	15,954	15,954
2024	2,682,021	39,116	-	2,721,137	15,954	15,954
2025 a 2027	662,021	163,172	-	825,193	45,301	45,301
2028 a 2029	618,459	365	-	618,824	29,842	29,842
Total	29,565,702	367,120	362,240	30,295,062	5,540,873	5,540,873